EQUITY METHOD INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
EQUITY METHOD INVESTMENTS [Line Items]
Investment, at cost, less impairment			¥ 1,800
Share of undistributed profits			(407)
Total		$ 215	¥ 1,393
Impairment of equity method investment	¥ 0
Beijing Baoma Diary Technology Ltd. [Member]
EQUITY METHOD INVESTMENTS [Line Items]
Interest held		45.00%	45.00%
Investment, at cost, less impairment			¥ 900
Share of undistributed profits			(167)
Total		$ 113	¥ 733
Beijing Hechuang Technology Ltd. [Member]
EQUITY METHOD INVESTMENTS [Line Items]
Interest held		45.00%	45.00%
Investment, at cost, less impairment			¥ 900
Share of undistributed profits			(240)
Total		$ 102	¥ 660